Property and Equipment, Net (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Depreciation	$ 20	$ 100	$ 100	$ 100	$ 200	$ 200
Gain (Loss) on Disposition of Property Plant Equipment, Excluding Oil and Gas Property and Timber Property					$ 1,100